Non-financial assets and liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Other Provisions [Line Items]
Current	$ 20,985	$ 45,038
Non-current	10,793	10,620
Total	31,778	55,658
Contingent consideration
Disclosure Of Other Provisions [Line Items]
Current	11,001	16,298
Non-current	10,778	10,594
Total	21,779	26,892
Employee benefits
Disclosure Of Other Provisions [Line Items]
Current	6,234	7,436
Non-current	15	26
Total	6,249	7,462
Provision for license agreements
Disclosure Of Other Provisions [Line Items]
Current	3,750	3,750
Non-current	0	0
Total	3,750	3,750
Provision for litigation settlements
Disclosure Of Other Provisions [Line Items]
Current	0	17,554
Non-current	0	0
Total	$ 0	$ 17,554